Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2022	Dec. 31, 2021
Statement of Cash Flows [Abstract]
Redemption and equity issuance costs	$ 23,337	$ 23,337	$ 23,337